Share-Based Compensation - Stock option activity (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Granted	2,226,690
Number of shares, Balance	2,226,690
Weighted average exercise price, Granted	$ 2.27
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 2.27
Weighted average remaining contractual term, Granted (in years)	1 year 9 months
Weighted average remaining contractual term, Balance (in years)	1 year 6 months
Imaging Cayman [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance	546,000	581,000	616,000
Number of shares, Granted	0	0	0
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(25,000)	(35,000)	(35,000)
Number of shares, Expired	(521,000)
Number of shares, Balance	0	546,000	581,000	616,000
Number of shares, Exercisable	0
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.9139	$ 0.9139	$ 0.9139
Weighted average exercise price, Granted	0.0000	0.0000	0.0000
Weighted average exercise price, Exercised	0.0000	0.0000	0.0000
Weighted average exercise price, Forfeited	0.9139	0.9139	0.9139
Weighted average exercise price, Expired	0.9139
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	0.0000	$ 0.9139	$ 0.9139	$ 0.9139
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.0000
Weighted average remaining contractual term, Balance (in years)		1 year	2 years	3 years
Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance	1,359,000	1,509,000	1,797,000
Number of shares, Granted	0	0	0
Number of shares, Exercised	0	0	115,000
Number of shares, Forfeited	(209,000)	(150,000)	(173,000)
Number of shares, Expired	(1,135,000)
Number of shares, Balance	15,000	1,359,000	1,509,000	1,797,000
Number of shares, Exercisable	15,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.9139	$ 0.9139	$ 0.9139
Weighted average exercise price, Granted	0.0000	0.0000	0.0000
Weighted average exercise price, Exercised	0.0000	0.0000	0.9139
Weighted average exercise price, Forfeited	0.9139	0.9139	0.9139
Weighted average exercise price, Expired	0.9139
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	0.9139	$ 0.9139	$ 0.9139	$ 0.9139
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.9139
Weighted average remaining contractual term, Balance (in years)		1 year	2 years	3 years
Himax Display Inc [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance	1,911,000	1,943,000	1,993,000
Number of shares, Granted	0	0	0
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(22,200)	(32,000)	(50,000)
Number of shares, Expired	(1,888,800)
Number of shares, Balance	0	1,911,000	1,943,000	1,993,000
Number of shares, Exercisable	0
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 1.9860	$ 1.9860	$ 1.9860
Weighted average exercise price, Granted	0.0000	0.0000	0.0000
Weighted average exercise price, Exercised	0.0000	0.0000	0.0000
Weighted average exercise price, Forfeited	1.9860	1.9860	1.9860
Weighted average exercise price, Expired	1.9860
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	0.0000	$ 1.9860	$ 1.9860	$ 1.9860
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.0000
Weighted average remaining contractual term, Balance (in years)		9 months	1 year 9 months	2 years 9 months